Chou America Mutual Funds
Three Canal Plaza, Suite 600
Portland, Maine 04101

October 5, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Chou America Mutual Funds (the “Trust”)
File No.: 333-165300/811-22394
Filing pursuant to Rule 497(e)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated September 25, 2015 to the Prospectus dated May 1, 2015, for the Chou Opportunity Fund and Chou Income Fund, each a series of the Trust, as filed pursuant to Rule 497(e) under the 1933 Act on September 25, 2015 (Accession Number: 0001435109-15-000885).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2046 or adam.waldstein@atlanticfundservices.com

Sincerely,

/s/Adam Waldstein
Adam Waldstein
Secretary to the Registrant

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